UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300 Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway,

Suite 310 Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 10/31/14

Item 1. Schedule of Investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

October 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations 81.16%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.522%, 7/25/2035 (a)	$1,965,907	$1,896,214
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.753%, 8/25/2035 (a)	204,896	192,433
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.671%, 11/25/2035 (a)	12,350,693	10,649,854
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.671%, 11/25/2035 (a) (b)	17,897,222	15,432,560
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.367%, 6/25/2037 (a)	8,317,202	7,507,348
American Home Mortgage Assets Trust, Series 2006-2, Class XBJ, 2.402%, 9/25/2046 (I/O) (a)	74,383,819	5,392,827
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.330%, 12/25/2046 (I/O) (a)	94,926,929	7,161,050
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.069%, 10/25/2034 (a)	2,870,363	2,742,173
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035	41,220,718	33,669,165
American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.200%, 6/25/2036	726,830	399,838
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.722%, 9/25/2045 (a)	1,494,174	1,259,041
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.452%, 9/25/2045 (a)	3,640,895	3,062,091
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.452%, 11/25/2045 (a)	10,210,183	8,189,874
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	730,531	742,495
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,674,082	2,493,932
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035	10,603,981	9,905,974
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 5.905%, 2/10/2051 (a)	5,000,000	5,068,782
Bank of America Funding Corp., Series 2004-C, Class 3A1, 2.859%, 12/20/2034 (a)	133,061	118,926
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.322%, 5/20/2036 (a) (b)	20,867,267	20,396,460
Bank of America Funding Corp., Series 2007-C, Class 4A2, 5.322%, 5/20/2036 (a)	4,842,075	4,732,828
Bank of America Funding Corp., Series 2006-G, Class 3A2, 5.750%, 7/20/2036 (a)	5,920,000	5,737,176
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036	11,800,909	10,769,250
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.288%, 6/20/2037 (a)	5,795,181	5,539,272
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.288%, 6/20/2037 (a)	342,158	327,049
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.709%, 10/25/2034 (a)	406,796	409,024
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 2.653%, 6/25/2035 (a)	1,324,830	1,266,650
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.080%, 10/25/2035 (a)	6,571,874	6,407,883
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.701%, 10/25/2035 (a)	222,613	200,923
Bank of America Mortgage Securities, Inc., Series 2006-2, Class A1, 6.000%, 7/25/2046 (a)	7,975,202	7,500,510
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.462%, 8/25/2035 (a) (c)	12,025,580	10,956,650
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.542%, 1/25/2036 (a) (c)	3,086,401	2,725,965
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.452%, 1/25/2036 (a) (c)	2,855,135	2,507,762
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 4.899%, 3/25/2035 (a)	2,552,799	2,509,913
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.393%, 7/25/2035 (a)	4,850,654	4,720,096
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.649%, 9/25/2035 (a)	22,462,338	18,634,396
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.692%, 10/25/2035 (a) (b)	19,553,261	17,420,528
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A, 5.500%, 7/25/2035	2,677,903	2,519,692
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.652%, 8/25/2035 (a)	5,065,816	4,237,357
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 5.894%, 6/11/2050 (a)	5,000,000	5,080,287
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1X, 0.500%, 12/25/2046 (I/O)	79,933,879	2,298,099
CD Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	4,580,000	4,471,280
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (c)	7,931,000	7,305,200
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.525%, 12/25/2035 (a)	1,575,796	1,441,976
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 4.815%, 12/25/2035 (a)	6,945,948	6,694,877
Chase Mortgage Finance Corp., Series 2007-S2, Class 1A2, 5.198%, 3/25/2037 (I/O) (a)	28,392,756	4,755,787
Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.855%, 7/25/2037 (a)	1,663,651	1,524,357
ChaseFlex Trust, Series 2006-1, Class A4, 5.091%, 6/25/2036 (a)	31,805,000	28,337,905
ChaseFlex Trust, Series 2006-2, Class A4, 5.402%, 9/25/2036 (a)	14,187,719	13,303,470
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.652%, 2/25/2037 (a)	5,252,671	3,689,844
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	3,645,454	3,241,141
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.352%, 1/25/2036 (a) (c)	8,645,095	8,090,400
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.302%, 1/25/2036 (a) (c)	10,769,004	9,797,403
Chevy Chase Mortgage Funding Corp., Series 2005-4A, Class IO, 1.316%, 4/25/2037 (I/O) (a) (c)	83,169,154	5,224,021

See accompanying notes which are an integral part of this schedule of investments.

Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.508%, 7/10/2024 (a) (c)	10,000,000	9,276,335
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622%, 7/10/2024 (b)	7,000,000	7,248,090
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 4.900%, 3/10/2047 (a) (c)	9,000,000	8,651,097
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.855%, 5/10/2047 (b)	10,000,000	10,531,565
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.564%, 5/25/2035 (a)	567,801	560,949
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.755%, 9/25/2035 (a)	10,319,533	9,606,505
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 4.844%, 10/25/2035 (a)	581,988	530,100
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 2.631%, 3/25/2036 (a)	453,685	428,274
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.469%, 8/25/2036 (a)	4,629,107	4,371,187
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.756%, 12/10/2023 (a) (c)	5,000,000	4,827,387
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.576%, 10/15/2045 (a) (c)	3,000,000	2,978,792
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.170%, 3/10/2046 (a) (c)	6,146,000	5,203,237
Commercial Mortgage Trust, Series 2013-CR11, Class AM, 4.715%, 10/10/2046 (a) (b)	10,000,000	11,024,835
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.172%, 10/10/2046 (a) (c)	8,568,000	8,490,575
Commercial Mortgage Trust, Series 2014-CR14, Class D, 4.611%, 2/10/2047 (a) (c)	6,250,000	6,060,650
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.199%, 3/10/2047 (b)	4,250,000	4,464,761
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278%, 4/10/2047 (b)	10,000,000	10,579,910
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198%, 4/10/2047 (b)	10,000,000	10,494,170
Commercial Mortgage Trust, Series 2014-LC15, Class A4, 4.006%, 4/10/2047 (b)	10,000,000	10,649,370
Commercial Mortgage Trust, Series 2014-CR17, Class C, 4.736%, 5/10/2047 (a)	5,000,000	5,245,772
Commercial Mortgage Trust, Series 2014-CR17, Class A4, 3.700%, 5/10/2047 (b)	10,000,000	10,350,020
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.800%, 5/10/2047 (a) (c)	8,250,000	7,931,529
Commercial Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047 (b)	10,000,000	10,484,260
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, 8/10/2047 (b)	10,000,000	10,328,665
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.721%, 8/10/2047 (a) (c)	5,000,000	4,653,733
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.625%, 8/10/2047 (a)	5,000,000	5,101,317
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.721%, 8/10/2047 (a)	5,837,000	6,051,046
Commercial Mortgage Trust, Series 2014-UBS5, Class C, 4.613%, 9/10/2047 (a)	4,000,000	4,121,346
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838%, 9/10/2047	5,000,000	5,228,432
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (a) (c)	4,000,000	3,428,362
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	1,179,637	1,159,913
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035	8,602,000	8,286,806
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,736,919	1,693,832
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	2,481,977	2,518,796
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.362%, 5/25/2035 (a)	1,517,202	1,279,085
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	866,843	895,143
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.652%, 7/25/2035 (a)	2,714,704	2,135,473
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035	9,047,375	8,757,393
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,776,242	1,734,107
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.652%, 7/25/2035 (a)	1,271,410	1,082,485
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.452%, 8/25/2035 (a)	17,931,191	15,285,677
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035 (b)	15,024,752	14,463,893
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,115,945	1,960,067
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.122%, 8/25/2035 (I/O) (a)	52,956,608	3,839,354
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.652%, 10/25/2035 (a)	1,039,253	824,784
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.106%, 10/25/2035 (I/O) (a)	68,224,036	4,754,363
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.160%, 11/20/2035 (I/O) (a)	42,218,396	2,496,163
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.107%, 11/20/2035 (I/O) (a)	33,107,708	2,027,847
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.170%, 11/25/2035 (I/O) (a)	73,546,755	5,665,380
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.231%, 12/20/2035 (I/O) (a) (c)	186,342,351	12,461,645
CountryWide Alternative Loan Trust, Series 2005-59R, Class A, 2.228%, 12/20/2035 (I/O) (a) (c)	50,751,167	3,616,021
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	2,213,599	2,019,995
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	6,525,696	5,961,589
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.100%, 5/25/2036 (I/O) (a)	67,662,641	4,736,385
CountryWide Alternative Loan Trust, Series 2006-0A10, Class XNB, 1.773%, 8/25/2046 (I/O) (a)	55,530,438	3,026,409
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.702%, 8/25/2046 (I/O) (a)	173,865,903	12,170,613
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 2.575%, 9/20/2046 (I/O) (a)	88,076,558	7,046,125
CountryWide Alternative Loan Trust, Series 2006-0A17, Class 2X, 1.565%, 12/20/2046 (I/O) (a)	16,942,365	1,095,959
CountryWide Alternative Loan Trust, Series 2006-OA19, Class XP, 2.550%, 2/20/2047 (I/O) (a)	73,347,003	6,280,337
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	499,326	433,688
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.330%, 6/20/2034 (a)	1,604,779	1,545,333

See accompanying notes which are an integral part of this schedule of investments.

CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-11, Class 3A1, 2.464%, 7/25/2034 (a)	1,888,625	1,880,379
CountryWide Home Loan Mortgage Pass Through Trust, Series 2005-7, Class 3X, 0.850%, 3/25/2035 (I/O) (a)	3,959,310	154,413
CountryWide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1X, 2.105%, 5/25/2035 (I/O) (a)	56,900,899	3,271,802
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2003-52, Class A1, 2.541%, 2/19/2034 (a)	1,038,738	1,018,956
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.507%, 12/20/2035 (a)	775,694	672,105
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.274%, 7/25/2036 (I/O) (a)	135,048,239	992,605
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037	15,770,480	15,030,387
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-OA2, Class X1, 6.400%, 5/20/2046 (I/O) (a)	67,976,658	4,885,822
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-OA2, Class X1P, 0.230%, 5/20/2046 (I/O) (a)	183,151,295	13,679,112
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.602%, 6/25/2035 (a)	1,803,390	1,531,999
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.502%, 10/25/2035 (a)	3,398,546	2,839,428
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,502,268	1,465,114
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 6A8, 5.750%, 3/25/2036	3,676,037	3,377,013
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.357%, 2/25/2050 (a) (c)	10,363,000	9,318,244
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A10, 6.000%, 7/25/2036	2,061,782	1,608,293
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037 (b) (c)	10,000,000	10,493,685
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-4, Class A3, 5.250%, 9/25/2035 (a)	11,530,810	10,206,404
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2C, 5.530%, 2/25/2036 (a) (b)	12,737,748	10,999,911
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1, Class A4, 0.452%, 4/25/2036 (a)	24,482,625	19,310,916
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	1,309,270	1,057,553
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 6.270%, 6/25/2036 (a)	1,782,540	1,458,877
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	6,116,571	5,004,976
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	8,796,552	6,482,813
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)	8,344,410	6,124,730
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.272%, 8/25/2036 (a)	1,292,073	1,012,148
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-SR3, Class A6, 0.432%, 8/25/2036 (a)	1,817,843	1,310,421
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.005%, 10/25/2036 (a)	3,509,249	2,946,271
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4C, 6.100%, 10/25/2036	7,133,285	6,004,785
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A1, 5.869%, 10/25/2036	389,564	324,574
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.342%, 10/25/2036 (a)	11,180,645	6,600,684
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A2, 5.886%, 10/25/2036	389,564	324,886
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.342%, 12/25/2036 (a)	27,920,887	17,341,133
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR6, Class A6, 0.342%, 2/25/2037 (a)	705,220	538,696
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-BAR1, Class A3, 0.312%, 3/25/2037 (a)	23,928,678	15,364,604
Deutsche Bank Securities Mortgage Trust, Series 2011-LC2A, Class D, 5.443%, 7/10/2044 (a) (c)	5,000,000	5,298,672
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.045%, 11/19/2044 (I/O) (a)	75,759,318	4,001,039
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.367%, 3/19/2045 (a)	4,778,931	4,268,044
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.734%, 3/19/2045 (I/O) (a)	73,000,327	6,250,653
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	4,404	3,919
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	2,111,158	1,837,692
First Horizon Alternative Mortgage Securities Trust, Series 2005-AR5, Class 2A1, 2.613%, 11/25/2035 (a)	4,141,210	3,935,230
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)	10,000,000	10,547,820
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.590%, 5/25/2035 (a)	1,756,390	1,698,319
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 2A, 3.056%, 5/25/2035 (a)	13,520,720	12,864,735
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	570,152	449,388
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.569%, 9/19/2035 (a)	704,736	674,352

See accompanying notes which are an integral part of this schedule of investments.

GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 2.940%, 11/19/2035 (a)	5,166,696	4,866,713
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 4.943%, 11/19/2035 (a)	472,174	456,910
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4A1, 0.362%, 4/25/2036 (a)	36,902,605	28,390,244
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 3X1, 2.292%, 11/25/2045 (I/O) (a)	13,194,286	919,477
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.309%, 6/25/2045 (I/O) (a)	53,824,229	3,229,454
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 2.153%, 6/25/2045 (I/O) (a)	61,618,106	3,966,666
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.392%, 8/25/2045 (a)	16,130,977	13,793,840
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class D, 4.855%, 11/10/2045 (a) (c)	3,690,000	3,644,143
GS Mortgage Securities Corp. II, Series 2014-GC20, Class D, 4.866%, 4/10/2047 (a) (c)	5,000,000	4,755,152
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.772%, 8/10/2023 (a) (c)	7,260,000	7,051,123
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.772%, 8/10/2023 (a) (b) (c)	6,600,000	6,957,251
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.537%, 3/10/2044 (a) (c)	10,000,000	10,792,225
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.723%, 5/10/2045 (a)	3,000,000	3,361,589
GS Mortgage Securities Trust, Series 2013-GC12, Class AS, 3.375%, 6/10/2046 (b)	3,000,000	3,015,225
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.071%, 7/10/2046 (a) (c)	7,500,000	7,590,814
GS Mortgage Securities Trust, Series 2013-GC16, Class C, 5.315%, 11/10/2046 (a) (b)	7,000,000	7,639,299
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	5,000,000	5,430,185
GS Mortgage Securities Trust, Series 2014-GC18, Class C, 4.949%, 1/10/2047 (a)	5,000,000	5,350,360
GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/2047 (b)	10,000,000	10,682,145
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.646%, 6/10/2047 (a) (c)	5,000,000	4,624,235
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.432%, 1/25/2035 (a)	1,817,491	1,783,603
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.783%, 4/25/2035 (a)	2,668,084	2,524,808
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.634%, 5/25/2035 (a)	15,740,665	14,412,626
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.194%, 5/25/2035 (a)	7,179,283	7,019,501
GSR Mortgage Loan Trust, Series 2005-6F, Class 3410, 6.000%, 7/25/2035	547,123	542,649
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5, 2.590%, 7/25/2035 (a)	7,491,251	7,114,921
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 4.989%, 11/25/2035 (a)	5,302,796	5,231,131
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 4.849%, 11/25/2035 (a)	3,506,093	3,230,931
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.465%, 11/25/2035 (a)	5,740,534	4,878,645
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.878%, 1/25/2036 (a)	1,029,270	947,266
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	6,694,398	5,565,964
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	4,107,651	3,869,851
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.102%, 2/25/2036 (a)	747,826	627,856
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 2.145%, 6/19/2035 (I/O) (a)	103,402,459	7,528,992
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.397%, 6/19/2035 (a)	1,647,125	1,445,373
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A12, 0.907%, 10/19/2035 (a)	17,902,958	15,527,092
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.093%, 11/19/2035 (I/O) (a)	19,759,496	1,247,318
HarborView Mortgage Loan Trust, Series 2006-1, Class X1, 2.273%, 3/19/2036 (I/O) (a)	177,645,272	11,880,028
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.337%, 11/19/2036 (a)	20,949,768	17,144,787
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.347%, 8/19/2037 (a)	22,193,522	18,455,711
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.347%, 9/19/2037 (a)	12,724,230	9,966,393
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.312%, 5/25/2038 (a)	30,172,805	22,843,016
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.349%, 8/19/2045 (I/O) (a)	86,030,233	4,839,201
HarborView Mortgage Loan Trust, Series 2005-15, Class X1P, 2.279%, 10/20/2045 (I/O) (a)	19,611,238	1,293,116
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 3.023%, 7/19/2046 (I/O) (a)	99,390,317	8,448,177
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.307%, 1/25/2047 (a)	55,897,728	44,457,699
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.357%, 5/19/2047 (a)	32,274,239	27,965,950
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.402%, 3/25/2035 (a)	17,280,781	15,556,643
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.692%, 5/25/2035 (a)	143,430	133,143
IMPAC CMB Trust, Series 2005-5, Class A4, 0.912%, 8/25/2035 (a)	8,046,849	6,059,664
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.652%, 10/25/2035 (a)	12,344,116	10,380,982
IMPAC Secured Assets Corp., Series 2005-2, Class A2C, 0.432%, 3/25/2036 (a)	6,557,202	4,770,207
IMPAC Secured Assets Corp., Series 2006-2, Class 1A2C, 0.432%, 8/25/2036 (a)	6,805,917	5,240,760
IMPAC Secured Assets Corp., Series 2006-2, Class 1A2B, 0.322%, 8/25/2036 (a)	11,253,914	8,586,691
IMPAC Secured Assets Corp., Series 2006-4, Class A2B, 0.322%, 1/25/2037 (a)	1,131,487	943,609
IMPAC Secured Assets Corp., Series 2006-4, Class A1, 0.342%, 1/25/2037 (a)	10,267,911	7,080,946
IMPAC Secured Assets Corp., Series 2007-2, Class 1A1C, 0.532%, 5/25/2037 (a)	8,043,417	6,022,886
INDYMAC IMSC Mortgage Loan Trust, Series 2007-AR2, Class AX, 2.382%, 3/25/2047 (I/O) (a)	80,532,974	5,435,976
INDYMAC INDA Mortgage Loan Trust, Series 2006-AR1, Class A3, 4.994%, 8/25/2036 (a)	1,817,339	1,806,742
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.952%, 11/25/2034 (a)	1,306,317	1,202,865
INDYMAC Index Mortgage Loan Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,291,438	7,334,742

See accompanying notes which are an integral part of this schedule of investments.

INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.717%, 4/25/2035 (a)	4,818,204	4,766,502
INDYMAC Index Mortgage Loan Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	5,331,371	4,672,526
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.535%, 9/25/2035 (a) (b)	24,024,172	21,116,070
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.535%, 9/25/2035 (a)	15,917,234	13,990,469
INDYMAC Index Mortgage Loan Trust, Series 2005-A11, Class 1A1, 0.602%, 10/25/2035 (a)	385,345	332,423
INDYMAC Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.732%, 11/25/2035 (a)	5,201,933	4,932,962
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 4.838%, 12/25/2035 (a)	1,182,677	956,301
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.307%, 6/25/2036 (a)	2,508,948	2,413,793
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.307%, 6/25/2036 (a)	2,572,452	2,474,888
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A2, 0.452%, 7/25/2036 (a)	3,687,996	3,010,153
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A1, 4.701%, 7/25/2036 (a)	788,087	720,069
INDYMAC Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.282%, 10/25/2036 (a)	1,933,597	1,646,860
INDYMAC Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.352%, 10/25/2036 (a)	11,898,713	10,197,982
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.462%, 10/25/2036 (a)	22,511,258	16,731,132
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.362%, 4/25/2046 (a)	4,905,287	3,917,622
INDYMAC Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.342%, 9/25/2046 (a)	10,585,886	9,037,340
JP Morgan Alternative Loan Trust, Series 2005-S1, Class 2A9, 6.000%, 12/25/2035	707,509	644,581
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.672%, 1/25/2036 (a)	2,297,493	2,123,929
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.382%, 3/25/2036 (a)	11,641,294	9,562,263
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036	43,740,000	31,442,324
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ, 5.457%, 12/12/2044 (a)	5,000,000	4,964,385
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.009%, 12/15/2046 (a) (c)	10,000,000	9,869,920
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, 5.009%, 12/15/2046 (a)	7,000,000	7,508,949
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047	10,000,000	9,981,320
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 4.573%, 12/15/2047 (a) (c)	5,000,000	4,865,902
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.298%, 12/15/2047 (a)	2,755,000	2,801,875
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.786%, 6/15/2049 (a)	5,000,000	5,248,867
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.609%, 5/25/2034 (a)	1,570,236	1,550,350
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.433%, 11/25/2035 (a)	305,598	296,116
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.040%, 11/25/2035 (a)	1,612,425	1,540,723
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	5,500,072	5,284,285
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.610%, 2/25/2036 (a)	1,078,407	969,026
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.693%, 2/25/2036 (a)	546,106	495,562
JP Morgan Mortgage Trust, Series 2006-A5, Class 3A2, 5.571%, 10/25/2036 (a)	1,133,877	1,044,539
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 5.016%, 4/25/2037 (a)	2,141,068	1,974,840
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 5.016%, 4/25/2037 (a)	1,954,326	1,802,596
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.583%, 6/25/2037 (a)	6,935,879	6,366,152
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5, 4.131%, 11/15/2045 (b)	15,000,000	16,154,250
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.561%, 8/15/2046 (a) (c)	4,000,000	3,865,236
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.887%, 1/15/2047 (a) (b)	10,000,000	10,607,115
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/2047 (b)	20,000,000	20,914,570
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.562%, 9/15/2047 (a) (c)	8,000,000	7,298,156
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.150%, 4/15/2041 (a)	5,037,346	4,548,970
Lehman XS Trust, Series 2006-4N, Class A2A, 0.372%, 4/25/2046 (a)	8,434,885	6,257,554
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.432%, 5/25/2037 (a)	13,562,589	10,263,625
Luminent Mortgage Trust, Series 2006-2, Class X, 2.322%, 2/25/2046 (I/O) (a)	48,388,725	3,130,146
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.352%, 10/25/2046 (a)	28,888,951	24,835,224
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.733%, 12/25/2034 (a)	47,541	45,670
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 5.104%, 1/25/2035 (a)	1,256,370	1,249,768
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.539%, 3/25/2035 (a)	3,286,126	3,281,200
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.145%, 6/25/2035 (a)	1,944,923	1,844,425
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.244%, 7/25/2035 (a)	636,697	555,607
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (I/O)	118,940,614	6,132,578
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.302%, 3/25/2047 (a)	3,207,070	2,707,543

See accompanying notes which are an integral part of this schedule of investments.

MASTR Alternative Loan Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035	3,421,252	3,377,867
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,419,233	1,250,186
MASTR Asset Securitization Trust, Series 2007-2, Class A3, 6.250%, 1/25/2038	2,123,289	1,941,135
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1AF4, 6.000%, 5/25/2037	4,831,235	3,863,307
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.017%, 9/25/2035 (a) (b)	22,557,095	20,938,510
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.568%, 2/12/2039 (a)	2,500,000	2,410,989
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.302%, 2/15/2046 (a) (c)	10,000,000	9,563,380
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.159%, 5/15/2046 (a) (c)	6,500,000	6,095,446
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.769%, 10/15/2046 (a)	4,000,000	4,181,538
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046 (a) (b)	8,000,000	8,700,576
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 4.834%, 2/15/2047 (a)	4,000,000	4,263,436
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.834%, 2/15/2047 (a) (c)	7,500,000	7,237,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.898%, 4/15/2047 (a) (c)	15,000,000	14,386,867
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5, 3.892%, 6/15/2047 (b)	6,500,000	6,856,632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class C, 4.758%, 6/15/2047 (a) (b)	10,000,000	10,337,030
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.758%, 6/15/2047 (a) (c)	10,500,000	9,907,459
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.453%, 8/15/2047 (a)	10,000,000	10,067,870
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741%, 8/15/2047 (b)	8,000,000	8,329,772
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.684%, 4/15/2049 (a)	20,000,000	20,933,630
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.684%, 4/15/2049 (a)	9,700,000	10,167,288
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.428%, 10/25/2034 (a)	440,839	384,659
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 2.837%, 3/25/2036 (a)	15,952,204	13,599,110
Mortgage IT Trust, Series 2006-1, Class 2A1A, 0.362%, 4/25/2036 (a)	8,150,822	7,138,017
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.877%, 8/25/2035 (a)	8,263,688	8,049,567
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.312%, 2/25/2037 (a)	7,208,509	5,955,144
PHH Alternative Mortgage Trust, Series 2007-2, Class 1A3, 0.482%, 5/25/2037 (a)	7,447,525	6,141,817
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 0.702%, 5/25/2037 (a)	13,751,423	9,666,521
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.652%, 10/25/2035 (a)	145,943	128,824
RAIT Trust, Series 2014-FL2, Class B, 2.303%, 5/13/2031 (a) (c)	650,000	642,146
Residential Accredit Loans, Inc. Trust, Series 2005-QS2, Class A3, 5.500%, 2/25/2035	9,197,734	9,169,065
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.055%, 4/25/2035 (a)	10,047,859	9,503,998
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035	7,530,504	7,067,469
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.652%, 7/25/2035 (a)	960,529	820,491
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.502%, 8/25/2035 (a) (b)	12,487,996	10,307,242
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035 (b)	19,167,738	17,459,394
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,579,107	2,491,843
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	4,147,181	3,621,534
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	12,667,608	10,191,863
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.062%, 1/25/2036 (a)	21,346,730	15,890,036
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.852%, 2/25/2036 (a)	16,519,686	11,553,819
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	5,954,190	4,984,973
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.152%, 2/25/2036 (a)	2,984,058	2,131,023
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.552%, 3/25/2036 (a)	7,445,715	5,200,564
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	6,136,855	5,321,249
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 0.852%, 3/25/2036 (a)	9,607,827	6,852,888
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A4, 6.000%, 4/25/2036	6,124,784	5,258,837
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A9, 6.000%, 4/25/2036	1,191,243	1,022,820
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	4,436,360	3,750,747
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	6,693,823	5,665,538
Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 1A8, 6.000%, 6/25/2036	3,574,446	2,966,412
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	6,549,321	5,464,950
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A15, 7.000%, 7/25/2036	5,490,112	4,720,689
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	9,719,172	8,146,989

See accompanying notes which are an integral part of this schedule of investments.

Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	600,057	499,571
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	5,544,990	4,689,875
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.342%, 8/25/2036 (a)	16,069,465	11,964,360
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A4, 6.500%, 8/25/2036	9,334,413	8,060,349
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	2,120,370	1,704,519
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.452%, 8/25/2036 (a)	3,449,177	2,310,790
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A3, 6.000%, 9/25/2036	1,240,630	1,020,980
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	11,116,216	9,148,068
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.452%, 11/25/2036 (a)	6,468,470	4,359,516
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	3,395,650	2,922,469
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,591,167	1,369,439
Residential Accredit Loans, Inc. Trust, Series 2006-Q17, Class A7, 6.000%, 12/25/2036	8,854,108	7,226,289
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A6, 6.250%, 1/25/2037	8,432,712	6,991,604
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	2,373,868	1,945,855
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	2,794,950	2,183,971
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.000%, 5/25/2037	8,390,478	7,502,254
Residential Funding Mortgage Securities I Trust, Series 2006-SA1, Class 1A1, 3.225%, 2/25/2036 (a)	457,934	410,481
Residential Funding Mortgage Securities I Trust, Series 2006-S3, Class A7, 5.500%, 3/25/2036	837,340	768,098
Residential Funding Mortgage Securities I Trust, Series 2006-S6, Class A15, 6.000%, 7/25/2036	3,015,892	2,771,469
Residential Funding Mortgage Securities I Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	277,182	253,361
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 1A15, 6.000%, 6/25/2037	1,740,337	1,538,757
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 2A5, 0.652%, 6/25/2037 (a)	4,883,683	3,742,401
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 1A10, 6.000%, 6/25/2037	218,426	193,126
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 1A11, 6.000%, 6/25/2037	1,240,328	1,096,663
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043 (a) (b)	4,577,384	4,133,895
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a) (b)	9,510,414	8,949,414
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 5.074%, 10/20/2046 (a)	10,017,108	9,457,122
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 2.516%, 11/25/2034 (a)	113,826	112,179
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.393%, 2/25/2035 (a)	872,941	720,780
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.490%, 2/25/2035 (a)	439,392	375,760
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.519%, 2/25/2035 (a)	8,374,425	8,094,933
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.423%, 3/25/2035 (a)	4,918,570	4,557,178
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.446%, 5/25/2035 (a)	8,976,576	8,510,000
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 1.082%, 5/25/2035 (I/O) (a)	119,373,968	3,208,175
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.528%, 7/25/2035 (a)	7,469,933	6,170,038
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	11,939,909	11,092,092
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 4.781%, 9/25/2035 (a)	24,934,176	21,734,074
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.488%, 9/25/2035 (a)	2,680,386	2,406,274
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.367%, 10/25/2035 (a) (b)	27,440,619	24,259,593
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.016%, 11/25/2035 (a)	7,138,923	5,943,196
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.452%, 8/25/2037 (a)	7,863,825	6,640,638
Structured Asset Mortgage Investments II Trust, Series 2005-AR4, Class X2, 0.931%, 12/25/2035 (I/O) (a)	27,272,608	374,998
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.596%, 5/25/2046 (I/O) (a)	30,133,956	2,533,136
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	747,238	718,697
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	4,434,417	3,974,448
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.369%, 3/25/2033 (a)	74,443	74,075
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.241%, 7/25/2036 (a)	9,158,629	4,605,481
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.500%, 12/10/2045 (a) (c)	5,000,000	4,325,665
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649%, 3/10/2046 (a) (c)	190,000	189,512
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a) (b) (c)	3,500,000	3,755,301
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.890%, 5/10/2063 (a) (c)	7,000,000	6,259,379
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 5.997%, 6/15/2045 (a)	5,105,000	5,165,165
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 5.941%, 2/15/2051 (a)	5,000,000	5,079,667
Wachovia Mortgage Loan Trust LLC, Series 2005-B, Class 4A1, 5.442%, 10/20/2035 (a)	191,981	191,109
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.235%, 1/25/2037 (a)	3,823,120	2,825,343
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.335%, 1/25/2037 (a)	4,645,680	3,460,154
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.606%, 1/25/2036 (a)	8,089,312	7,570,633
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.016%, 11/25/2036 (a)	2,839,591	2,528,190

See accompanying notes which are an integral part of this schedule of investments.

Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.531%, 2/25/2037 (a)	19,964,902	18,373,580
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.603%, 5/25/2037 (a)	6,808,181	6,549,113
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.598%, 7/25/2037 (a)	18,035,508	16,964,920
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.115%, 8/25/2046 (a)	27,196,263	23,850,280
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2XPP, 0.398%, 11/25/2046 (I/O) (a)	63,716,909	796,461
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	650,095	657,229
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035	4,247,288	4,045,248
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	7,047,233	6,316,893
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.420%, 2/25/2036 (I/O) (a)	36,850,948	1,808,000
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.275%, 10/25/2036 (a)	19,447,286	11,185,709
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A6, 4.887%, 10/25/2036	14,197,711	10,131,543
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 4.887%, 10/25/2036	13,744,302	9,803,879
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR4, Class X2, 0.680%, 6/25/2046 (I/O) (a)	150,681,016	2,825,269
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 5XPP, 0.745%, 6/25/2046 (I/O) (a)	24,505,430	551,372
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.642%, 8/25/2046 (I/O) (a)	156,693,046	2,883,152
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.365%, 10/25/2046 (I/O) (a)	55,830,910	2,477,497
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.240%, 11/25/2046 (I/O) (a)	57,869,381	2,459,449
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-0A1, Class CX2P, 1.508%, 12/25/2046 (I/O) (a)	194,755,862	8,764,014
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 2A1, 6.000%, 7/25/2037	8,247,262	7,903,595
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 2A4, 6.000%, 7/25/2037	3,226,571	3,092,118
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.613%, 9/25/2035 (a)	4,946,590	4,712,567
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.613%, 9/25/2035 (a)	8,743,162	8,573,064
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.216%, 10/25/2035 (a)	573,162	228,107
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.017%, 3/25/2036 (a)	78,066	78,018
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	149,469	147,394
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1, 5.599%, 4/25/2036 (a)	2,141,231	2,111,385
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.610%, 7/25/2036 (a)	289,926	268,643
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.617%, 7/25/2036 (a)	272,642	262,344
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.615%, 8/25/2036 (a)	875,560	839,264
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 5.900%, 10/25/2036 (a)	5,818,004	5,681,830
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A3, 5.459%, 12/25/2036 (a)	739,546	724,710
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A19, 6.000%, 7/25/2037	774,330	761,872
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A5, 6.000%, 7/25/2037	999,611	991,751
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,273,951	2,271,734
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.245%, 6/15/2044 (a) (c)	8,704,568	9,142,273
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.803%, 11/15/2045 (a) (c)	9,000,000	8,908,348
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.001%, 6/15/2046 (a) (c)	8,470,000	7,879,709
WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class A4, 4.153%, 8/15/2046 (a) (b)	9,710,000	10,482,144
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 4.984%, 9/15/2046 (a) (c)	4,000,000	3,973,436
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.127%, 12/15/2046 (a) (c)	8,229,000	8,203,852
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class C, 5.127%, 12/15/2046 (a)	1,000,000	1,076,559
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.510%, 5/15/2047 (a) (b)	10,000,000	10,217,590
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.678%, 8/15/2047 (b)	8,000,000	8,291,184

Total Collateralized Mortgage Obligations (Cost 2,569,803,592)		2,608,111,670

See accompanying notes which are an integral part of this schedule of investments.

Collateralized Loan Obligations 11.84%
Acis CLO Ltd., Series 2013-1A, Class E, 5.831%, 4/18/2024 (a) (c)	12,000,000	10,828,800
Acis CLO Ltd., Series 2014-3A, Class E, 4.990%, 2/1/2026 (a) (c)	4,500,000	3,759,750
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.197%, 7/15/2026 (a) (c)	3,000,000	2,650,500
ALM Loan Funding, Series 2014-14A, Class D, 5.084%, 7/28/2026 (a) (c)	7,500,000	6,621,000
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.681%, 1/15/2022 (a) (c)	1,000,000	984,600
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.030%, 7/13/2025 (a) (c)	5,000,000	4,386,000
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.083%, 7/28/2025 (a) (c)	5,500,000	4,851,550
Arrowpoint CLO Ltd., Series 2012-2A, Class E, 4.955%, 3/12/2026 (a) (c)	6,000,000	5,122,800
Arrowpoint CLO Ltd., Series 2014-3A, Class E, 7.584%, 10/15/2026 (a) (c)	3,600,000	3,566,880
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.334%, 10/15/2026 (a) (c)	11,000,000	10,795,400
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.628%, 4/17/2025 (a) (c)	7,250,000	6,303,150
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.531%, 1/15/2024 (a) (c)	3,000,000	2,934,900
Carlyle Global Market Strategies CLO Ltd., Series 2012-1A, Class F, 7.481%, 4/20/2022 (a) (c)	5,000,000	4,818,000
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.731%, 1/20/2025 (a) (c)	2,850,000	2,678,145
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.733%, 12/20/2023 (a) (c)	8,750,000	8,609,125
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.234%, 12/5/2024 (a) (c)	2,000,000	1,874,800
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.234%, 12/5/2024 (a) (c)	3,630,000	3,502,587
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.133%, 1/29/2025 (a) (c)	1,000,000	931,500
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.233%, 1/29/2025 (a) (c)	9,200,000	8,781,400
CIFC Funding Ltd., Series 2013-1A, Class E, 6.354%, 4/16/2025 (a) (c)	4,800,000	4,278,720
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.731%, 10/15/2021 (a) (c)	3,440,000	3,409,384
Crown Point CLO II Ltd., Series 2013-2A, Class B1L, 3.780%, 12/14/2023 (a)	4,000,000	3,739,600
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.232%, 11/21/2022 (a) (c)	5,000,000	5,001,500
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.732%, 11/21/2022 (a) (c)	6,625,000	6,504,425
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.081%, 7/15/2025 (a) (c)	3,000,000	2,657,100
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.836%, 12/24/2023 (a) (c)	3,000,000	2,853,000
Finn Square CLO Ltd., Series 2012-1A, Class D, 5.286%, 12/24/2023 (a) (c)	4,600,000	4,213,140
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.481%, 10/15/2023 (a) (c)	3,000,000	2,745,600
ING IM CLO Ltd., Series 2012-1RA, Class ER, 6.734%, 3/14/2022 (a) (c)	2,000,000	1,888,800
ING IM CLO Ltd., Series 2012-1RA, Class DR, 5.434%, 3/14/2022 (a) (c)	1,750,000	1,678,600
ING IM CLO Ltd., Series 2014-1A, Class D, 5.131%, 4/18/2026 (a) (c)	9,500,000	8,338,150
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.981%, 1/20/2021 (a) (c)	7,000,000	6,622,000
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 2.984%, 2/20/2022 (a) (c)	5,000,000	4,818,500
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.481%, 4/30/2023 (a) (c)	13,200,000	11,882,640
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.081%, 4/30/2023 (a) (c)	4,000,000	3,799,200
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.584%, 10/17/2025 (a) (c)	7,650,000	7,603,335
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.336%, 10/17/2025 (a) (c)	9,300,000	9,241,410
KVK CLO Ltd., Series 2012-1X, Class E, 6.481%, 7/15/2023 (a)	3,700,000	3,590,110
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.481%, 1/15/2024 (a) (c)	9,000,000	8,730,900
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.731%, 1/23/2024 (a) (c)	5,050,000	4,968,190
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.024%, 6/2/2025 (a) (c)	4,000,000	3,562,400
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.234%, 8/13/2025 (a) (c)	4,000,000	3,833,600
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.534%, 8/13/2025 (a) (b) (c)	25,000,000	24,877,500
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.375%, 10/18/2026 (a) (c)	10,600,000	10,433,580
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.625%, 10/18/2026 (a) (c)	7,000,000	6,873,300
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.734%, 5/15/2023 (a) (c)	3,000,000	3,000,000
Portola CLO Ltd., Series 2007-1A, Class E, 6.634%, 11/15/2021 (a) (c)	2,747,252	2,747,802
Regatta V Funding Ltd., Series 2014-1A, Class D, 5.133%, 10/25/2026 (a) (c)	5,000,000	4,434,250
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.784%, 10/26/2024 (a) (c)	4,000,000	3,714,800
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.731%, 10/20/2023 (a) (c)	13,100,000	11,228,010
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.731%, 10/20/2023 (a) (c)	8,000,000	7,447,200
Shackleton CLO Ltd., Series 2012-1A, Class D, 4.985%, 8/14/2023 (a) (c)	6,000,000	6,000,000
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.031%, 4/15/2025 (a) (c)	3,000,000	2,836,500
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 4.993%, 10/30/2026 (a) (c)	11,700,000	11,524,500

See accompanying notes which are an integral part of this schedule of investments.

Sound Point CLO I Ltd., Series 2012-1A, Class D, 4.811%, 10/20/2023 (a) (c)	2,000,000	1,988,200
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 4.734%, 4/26/2025 (a) (c)	7,000,000	6,043,800
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.731%, 1/21/2026 (a) (c)	6,000,000	5,550,600
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.184%, 8/21/2026 (a) (c)	2,000,000	1,946,600
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.634%, 8/21/2026 (a) (c)	2,000,000	1,786,800
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.978%, 1/17/2026 (a) (c)	5,000,000	4,359,500
TICC CLO LLC, Series 2012-1A, Class D1, 5.985%, 8/25/2023 (a) (c)	7,000,000	6,890,100
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 4.984%, 4/25/2026 (a) (c)	8,000,000	6,833,600
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.133%, 7/24/2024 (a) (c)	3,200,000	2,815,680
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.833%, 7/24/2024 (a) (c)	3,000,000	2,798,700
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.728%, 7/17/2024 (a) (c)	10,200,000	10,040,880
Voya CLO Ltd., Series 2014-3A, Class D, 5.229%, 7/25/2026 (a) (c)	2,000,000	1,753,200
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.081%, 4/20/2026 (a) (c)	5,000,000	4,383,500
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.681%, 4/20/2026 (a) (c)	5,000,000	4,688,000
West CLO Ltd., Series 2012-1A, Class D, 6.733%, 10/30/2023 (a) (c)	5,000,000	4,898,000
Wind River CLO Ltd., Series 2012-1A, Class E, 5.481%, 1/15/2024 (a) (c)	5,000,000	4,572,000
Wind River CLO Ltd., Series 2012-1A, Class D, 5.231%, 1/15/2024 (a) (c)	4,000,000	4,002,400

Total Collateralized Loan Obligations (Cost 389,641,888)		380,430,193

Asset-Backed Securities 13.73%
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041 (b) (c)	1,000,000	1,148,369
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041 (b) (c)	12,186,587	12,211,679
321 Henderson Receivables LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (b) (c)	1,500,000	1,588,143
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073 (b) (c)	4,782,789	5,042,215
321 Henderson Receivables LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (c)	5,992,217	6,102,674
321 Henderson Receivables LLC, Series 2014-2A, Class B, 4.480%, 1/15/2075 (c)	1,000,000	996,466
ACE Securities Corp., Series 2006-HE2, Class A2C, 0.312%, 5/25/2036 (a)	5,446,990	4,798,956
ACE Securities Corp., Series 2006-CW1, Class A2C, 0.292%, 7/25/2036 (a)	6,465,688	4,523,046
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (c)	7,097,386	7,306,759
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 0.252%, 8/25/2036 (a)	11,417,814	9,802,958
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.212%, 1/25/2037 (a)	7,010,884	5,471,638
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.262%, 1/25/2037 (a)	4,877,373	3,781,725
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.305%, 5/25/2036 (a)	26,327,540	19,510,155
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 4.135%, 1/25/2037	2,198,697	1,217,550
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 4.135%, 1/25/2037	13,197,529	7,284,086
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 4.135%, 1/25/2037	10,993,484	6,038,974
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 4.135%, 1/25/2037	16,186,806	8,885,634
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 4.135%, 1/25/2037	8,333,586	4,625,024
Drug Royalty II LP, Series 2014-1, Class A2, 3.484%, 7/15/2023 (c)	9,506,860	9,571,616
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.134%, 8/15/2025 (a) (c)	4,000,000	3,381,200
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A2, 0.342%, 5/25/2036 (a)	12,488,722	8,237,973
Fieldstone Mortgage Investment Corp., Series 2007-1, Class 2A3, 0.495%, 4/25/2047 (a)	17,148,232	11,582,139
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.081%, 10/19/2025 (a) (c)	7,750,000	7,278,025
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.381%, 10/19/2025 (a)	5,000,000	4,345,500
FREMF Mortgage Trust, Series 2014-K36, Class C, 4.362%, 12/25/2046 (a) (b) (c)	6,000,000	6,043,662
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.558%, 1/25/2047 (a) (b) (c)	8,500,000	8,660,769
Fremont Home Loan Trust , Series 2006-C, Class 2A2, 0.302%, 10/25/2036 (a)	40,283,307	21,138,424
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.402%, 12/25/2035 (a)	1,133,380	853,167
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.242%, 1/25/2036 (a)	2,134,672	1,309,126
GSAA Home Equity Trust, Series 2006-1, Class A2, 0.372%, 1/25/2036 (a)	13,275,782	8,267,002
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047	9,065,872	6,318,587
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.633%, 12/20/2024 (a) (c)	3,000,000	2,748,600
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (c)	5,000,000	4,970,095
INDYMAC Residential Asset Backed Trust, Series 2006-E, Class 2A2, 0.272%, 4/25/2037 (a)	4,848,522	3,224,936
JP Morgan Mortgage Acquisition Corp., Series 2006-WF1, Class A5, 6.410%, 7/25/2036	2,964,077	1,822,297
JP Morgan Mortgage Acquisition Corp., Series 2006-WF1, Class A3A, 5.830%, 7/25/2036	9,248,892	5,689,021
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.481%, 7/20/2024 (a) (c)	2,500,000	2,433,750

See accompanying notes which are an integral part of this schedule of investments.

MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 0.402%, 11/25/2035 (a)	31,116,303	20,383,792
MASTR Asset Backed Securities Trust, Series 2006-NC2, Class A5, 0.392%, 8/25/2036 (a)	9,865,967	5,362,597
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.252%, 10/25/2036 (a)	18,860,669	11,839,917
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2C, 0.302%, 11/25/2036 (a)	17,543,874	11,204,062
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2B, 0.252%, 11/25/2036 (a)	3,099,684	1,965,733
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047	11,486,730	8,502,661
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047	1,531,564	1,133,823
New Century Home Equity Loan Trust, Series 2006-2, Class A2B, 0.312%, 8/25/2036 (a)	9,307,183	7,078,810
Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, 0.342%, 4/25/2037 (a)	19,933,925	16,649,033
Nomura Home Equity Loan, Inc., Series 2006-HE3, Class 2A3, 0.302%, 7/25/2036 (a)	9,100,000	7,812,241
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.731%, 1/15/2024 (a) (c)	6,300,000	5,797,890
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.834%, 11/14/2026 (a) (c) (d)	8,500,000	8,420,270
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.081%, 3/20/2025 (a) (c)	8,000,000	6,764,800
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.392%, 4/25/2037 (a)	4,460,191	2,683,416
Ownit Mortgage Loan Asset-Backed Certificates, Series 2006-1, Class AF2, 3.384%, 12/25/2036	15,256,658	9,601,335
RAMP Trust, Series 2007-RS2, Class A2, 0.432%, 5/25/2037 (a)	11,913,599	10,172,343
RASC Trust, Series 06-KS9, Class AI3, 0.312%, 11/25/2036 (a)	9,872,776	8,428,300
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.131%, 4/15/2026 (a) (c)	4,375,000	3,774,313
Saxon Asset Securities Trust, Series 2007-4, Class A2, 1.902%, 12/25/2037 (a) (c)	12,509,183	10,334,023
Securitized Asset Backed Receivables LLC, Series 2006-HE2, Class A2B, 0.252%, 7/25/2036 (a)	36,800,148	20,534,630
SolarCity LMC LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (c)	2,189,199	2,266,099
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.252%, 11/25/2037 (a)	5,108,497	3,573,859
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (c)	6,352,523	6,866,887
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043 (c)	14,797,562	15,798,469
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC2, Class A3, 0.302%, 9/25/2036 (a)	4,645,566	3,785,565
Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.152%, 12/10/2018 (a) (c)	2,000,000	2,012,500

Total Asset-Backed Securities (Cost 440,184,665)		440,959,308

Corporate Bonds 2.50%
Financials 2.50%
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (c)	10,000,000	10,000,000
Brookline Bancorp, Inc., 6.000%, 9/15/2029	3,000,000	3,120,000
Eagle Bancorp, Inc., 5.750%, 9/1/2024	12,500,000	12,937,500
Presidio Bank, 8.000%, 9/30/2024 (c)	5,000,000	5,000,000
United Financial Bancorp, Inc., 5.750%, 10/1/2024	16,200,000	16,686,000
Luther Burbank Corp., 6.500%, 9/30/2024 (c)	32,700,000	32,700,000

Total Corporate Bonds (Cost 79,400,000)		80,443,500

Collateralized Debt Obligations 0.42%
Venture CDO Ltd., Series 2012-11A, Class E, 6.733%, 11/14/2022 (a) (c)	1,500,000	1,469,550
Venture X CLO Ltd., Series 2012-10X, Class E, 6.231%, 7/20/2022 (a)	3,000,000	2,857,200
Venture X CLO Ltd., Series 2012-12A, Class E, 5.538%, 2/28/2024 (a) (c)	10,000,000	9,239,000

Total Collateralized Debt Obligations (Cost 14,237,015)		13,565,750

Preferred Stocks 0.10%
Financials 0.10%
Morgan Stanley, Series A, 4.000% (a)	130,497	2,594,280
Wells Fargo & Co., Series P, 5.250%	23,990	569,043

Total Preferred Stocks (Cost 3,481,416)		3,163,323

See accompanying notes which are an integral part of this schedule of investments.

Cash Equivalents 2.02%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.080% (e)	64,816,871	64,816,871

Total Cash Equivalents (Cost 64,816,871)		64,816,871

Total Investments – 111.77% (Cost 3,561,565,447)		3,591,490,615

Liabilities in Excess of Other Assets – (11.77)%		(378,102,883)

NET ASSETS – 100.00%		$3,213,387,732

(a)	Variable or Floating Rate Security. Rate disclosed is as of October 31, 2014.
(b)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements and futures contracts. On October 31, 2014 securities valued at $490,184,808 were pledged as collateral for reverse repurchase agreements and futures contracts.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Security is fair valued by the Adviser.
(e)	Rate disclosed is the seven day yield as of October 31, 2014.

I/O — Interest Only Security

Tax related: At October 31, 2014, the net unrealized appreciation / (depreciation) on investments (excluding futures contracts) for tax purposes was as follows:

Gross unrealized appreciation	$69,434,864
Gross unrealized depreciation	(39,509,696)

Net unrealized appreciation on investments	$29,925,168

Aggregate cost of securities for income tax purposes	$3,561,565,447

The value of Futures Contracts as of October 31, 2014 was as follows:

Long Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
7 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 9/17/21	189	$18,058,667	$(152,964)
10 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 9/17/24	678	62,759,612	(1,090,439)
5 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 12/17/19	3,521	344,906,597	(1,877,692)
7 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 12/17/21	133	13,026,366	(184,547)
10 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 12/17/24	3,934	376,246,186	(5,188,021)

Total Long Futures Contracts	8,455		(8,493,663)

See accompanying notes which are an integral part of this schedule of investments.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments—(continued)

October 31, 2014 (unaudited)

Reverse repurchase agreements outstanding as of October 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America	1.40%	10/21/2014	11/21/2014	$8,393,106	$8,383,000
BNP Paribas	1.30%	10/22/2014	11/21/2014	4,940,359	4,935,000
BNP Paribas	1.30%	10/22/2014	11/21/2014	7,208,819	7,201,000
Credit Suisse	0.90%	10/6/2014	11/5/2014	7,701,851	7,696,079
Goldman Sachs	0.96%	10/3/2014	11/4/2014	3,754,188	3,751,000
Goldman Sachs	1.05%	10/8/2014	11/7/2014	4,871,271	4,867,000
Goldman Sachs	1.05%	10/8/2014	11/7/2014	5,330,674	5,326,000
JP Morgan	1.41%	10/21/2014	12/8/2014	3,015,642	3,010,000
JP Morgan	0.76%	10/30/2014	11/20/2014	14,541,407	14,535,000
JP Morgan	0.76%	10/30/2014	11/20/2014	3,711,635	3,710,000
Mizuho	0.75%	10/23/2014	11/24/2014	8,428,615	8,423,000
Mizuho	0.75%	10/23/2014	10/28/2014	16,188,686	16,187,000
Mizuho	0.75%	10/23/2014	11/4/2014	4,617,154	4,616,000
Mizuho	0.75%	10/23/2014	11/24/2014	8,506,667	8,501,000
Mizuho	0.75%	10/23/2014	11/24/2014	8,969,976	8,964,000
Mizuho	0.75%	10/23/2014	11/24/2014	8,949,963	8,944,000
Mizuho	0.75%	10/23/2014	11/24/2014	5,829,884	5,826,000
Mizuho	0.75%	10/23/2014	11/24/2014	8,950,963	8,945,000
Mizuho	0.75%	10/23/2014	11/24/2014	8,826,881	8,821,000
Mizuho	0.75%	10/23/2014	11/24/2014	8,820,877	8,815,000
Mizuho	0.75%	10/23/2014	11/24/2014	7,121,745	7,117,000
Mizuho	0.75%	10/23/2014	11/24/2014	6,168,109	6,164,000
Mizuho	0.75%	10/23/2014	11/24/2014	7,071,711	7,067,000
Mizuho	0.85%	10/23/2014	11/24/2014	1,284,970	1,284,000
Mizuho	0.85%	10/23/2014	11/24/2014	4,334,272	4,331,000
Mizuho	0.85%	10/23/2014	11/24/2014	926,700	926,000
Mizuho	0.85%	10/23/2014	11/24/2014	10,423,870	10,416,000
Nomura	1.19%	10/3/2013	4/3/2015	23,493,864	23,075,625
RBC Capital Markets	1.84%	8/12/2014	11/12/2014	13,079,051	13,018,000
RBC Capital Markets	1.84%	8/12/2014	11/12/2014	16,813,482	16,735,000
RBC Capital Markets	0.83%	9/18/2014	12/18/2014	8,003,846	7,987,000
RBC Capital Markets	0.75%	10/14/2014	11/14/2014	9,659,258	9,653,000
RBC Capital Markets	0.75%	10/14/2014	11/14/2014	9,421,109	9,415,000
RBC Capital Markets	0.75%	10/14/2014	11/14/2014	9,608,224	9,602,000
RBC Capital Markets	0.85%	10/14/2014	11/12/2014	3,838,635	3,836,000
RBC Capital Markets	0.75%	10/14/2014	11/14/2014	18,800,179	18,788,000
RBC Capital Markets	0.85%	10/14/2014	11/14/2014	2,647,945	2,646,000
RBC Capital Markets	1.63%	10/22/2014	1/22/2015	11,597,170	11,549,000
RBC Capital Markets	1.63%	10/22/2014	1/22/2015	7,794,375	7,762,000
RBC Capital Markets	1.63%	10/22/2014	1/22/2015	13,845,509	13,788,000
RBC Capital Markets	1.63%	10/22/2014	1/22/2015	11,189,477	11,143,000
RBC Capital Markets	1.63%	10/22/2014	11/14/2014	9,592,992	9,583,000
RBC Capital Markets	1.63%	10/22/2014	1/22/2015	17,413,328	17,341,000
RBC Capital Markets	1.63%	10/22/2014	1/22/2015	19,623,508	19,542,000
RBC Capital Markets	1.63%	10/22/2014	1/22/2015	16,194,264	16,127,000

					$410,351,704

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments

October 31, 2014

(Unaudited)

The Angel Oak Multi-Strategy Income Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Reverse Repurchase Agreements - A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Futures Contracts - The Fund may enter into futures contracts to hedge various investments for risk management. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker in the amount of $10,841,500 as of October 31, 2014, was held for collateral for futures transactions.

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Angel Oak Capital Advisers, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations, corporate bonds, and asset-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For these securities, the pricing service may also use prepayment speeds, consideration of collateral, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Reverse repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Futures contracts that the Fund invests in are valued at the settlement price established each day by the board of trade or exchange on which they are traded, and when the market is considered active, will generally be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2014:

	Valuation Inputs
	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Collateralized Mortgage Obligations	$—	$2,608,111,670	$—	$2,608,111,670
Collateralized Loan Obligations	—	380,430,193	—	380,430,193
Asset-Backed Securities	—	432,539,038	8,420,270	440,959,308
Corporate Bonds	—	80,443,500	—	80,443,500
Collateralized Debt Obligations	—	13,565,750	—	13,565,750
Preferred Stocks	3,163,323	—	—	3,163,323
Cash Equivalents	64,816,871	—	—	64,816,871
Long Futures Contracts*	(8,493,663)	—	—	(8,493,663)
Total	$59,486,531	$3,515,090,151	$8,420,270	$3,582,996,952
Liabilities
Reverse Repurchase Agreements	$—	$(410,351,704)	$—	$(410,351,704)
Total	$—	$(410,351,704)	$—	$(410,351,704)

*	The amount shown represents the gross unrealized appreciation/(depreciation) of the futures contracts.

During the period ended October 31, 2014, the Fund had no transfers between Levels 1 and 2 at any time during the reporting period. The Fund’s transfers between Level 3 and Level 2 are detailed in the table below. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Collateralized Mortgage Oblitgations	Collateralized Loan Obligations	Asset Backed Securities	Corporate Bonds	Collateralized Debt Obligation	Total Investments
Balance as of January 31, 2014	$30,673,322	$9,420,000	$37,149,498	$—	$3,143,910	$80,386,730
Realized gain/(loss)	—	—	1,754	—	—	1,754
Accretion/ (amortization)	—	—	(5)	—	—	(5)
Change in unrealized appreciation (depreciation)	—	—	(5,187)	—	—	(5,187)
Purchases	—	—	8,420,270	—	—	8,420,270
Sales	—	—	(10,996,562)	—	—	(10,996,562)
Transfers in to Level 3	—	—	—	—	—	—
Transfers out of Level 3*	(30,673,322)	(9,420,000)	(26,149,498)	—	(3,143,910)	(69,386,730)

Balance as of October 31, 2014	$—	$—	$8,420,270	$—	$—	$8,420,270

*	Transfers out of Level 3 were into Level 2 as a result of pricing sources beginning to price the securities on a daily basis.

The Fund’s Level 3 investments have been valued using acquisition cost. As a result, there were no observable inputs that have been internally developed by the Fund in determining the fair values of its investments as of October 31, 2014.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2014 was $5.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined by the Adviser to be liquid. The Fund does not anticipate incurring any registration costs upon such resale. The Fund’s restricted securities are valued at prices provided by a pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or otherwise pursuant to the Fund’s fair value policies and procedures. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At October 31, 2014, the Fund held restricted securities representing 27% of net assets as listed below:

Issuer Description	Acquisition Date		Principal Amount	Amortized Cost	Fair Value
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041	2/11/2013	*	$12,186,587	$12,309,259	$12,211,679
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041	11/9/2012		1,000,000	999,985	1,148,369
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073	10/10/2013		4,782,789	4,778,991	5,042,215

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Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

321 Henderson Receivables LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065	2/10/2014		1,500,000	1,498,815	1,588,143
321 Henderson Receivables LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073	7/16/2014		5,992,217	5,988,338	6,102,674
321 Henderson Receivables LLC, Series 2014-2A, Class B, 4.480%, 1/15/2075	7/16/2014		1,000,000	999,532	996,466
Acis CLO Ltd., Series 2013-1A, Class E, 5.831%, 4/18/2024	5/6/2013	*	12,000,000	11,459,867	10,828,800
Acis CLO Ltd., Series 2014-3A, Class E, 4.990%, 2/1/2026	1/16/2014		4,500,000	3,981,592	3,759,750
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.197%, 7/15/2026	7/1/2014		3,000,000	2,763,025	2,650,500
ALM Loan Funding, Series 2014-14A, Class D, 5.084%, 7/28/2026	6/6/2014		7,500,000	6,837,111	6,621,000
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.681%, 1/15/2022	5/10/2013		1,000,000	1,014,190	984,600
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.030%, 7/13/2025	6/5/2013		5,000,000	4,709,022	4,386,000
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.083%, 7/28/2025	1/17/2014		5,500,000	5,212,260	4,851,550
Arrowpoint CLO Ltd., Series 2012-2A, Class E, 4.955%, 3/12/2026	2/6/2014		6,000,000	5,422,963	5,122,800
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.334%, 10/15/2026	8/14/2014		11,000,000	11,000,000	10,795,400
Arrowpoint CLO Ltd., Series 2014-3A, Class E, 7.584%, 10/15/2026	8/14/2014		3,600,000	3,600,000	3,566,880
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.462%, 8/25/2035	4/1/2013	*	12,025,580	10,061,181	10,956,650
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.452%, 1/25/2036	4/29/2013		2,855,135	2,434,584	2,507,762
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.542%, 1/25/2036	5/3/2013		3,086,401	2,581,710	2,725,965
Brand Group Holdings, Inc., 8.500%, 6/27/2024	6/27/2014		10,000,000	10,000,000	10,000,000

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.628%, 4/17/2025	4/25/2013	*	7,250,000	6,629,433	6,303,150
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041	10/29/2013		7,097,386	7,427,309	7,306,759
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.531%, 1/15/2024	2/12/2013		3,000,000	3,005,746	2,934,900
Carlyle Global Market Strategies CLO Ltd., Series 2012-1A, Class F, 7.481%, 4/20/2022	9/10/2014		5,000,000	4,907,523	4,818,000
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.731%, 1/20/2025	5/20/2013		2,850,000	2,855,215	2,678,145
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.733%, 12/20/2023	5/1/2013		8,750,000	8,804,054	8,609,125
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044	5/14/2013		7,931,000	6,859,128	7,305,200
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.302%, 1/25/2036	7/23/2013	*	10,769,004	9,189,320	9,797,403
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.352%, 1/25/2036	11/20/2013		8,645,095	7,563,699	8,090,400
Chevy Chase Mortgage Funding Corp., Series 2005-4A, Class IO, 1.316%, 4/25/2037 (I/O)	5/14/2014		83,169,154	5,109,026	5,224,021
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.234%, 12/5/2024	12/24/2013		3,630,000	3,630,000	3,502,587
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.234%, 12/5/2024	1/9/2014		2,000,000	2,000,000	1,874,800
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.233%, 1/29/2025	12/24/2013		9,200,000	9,200,000	8,781,400
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.133%, 1/29/2025	2/3/2014		1,000,000	995,234	931,500
CIFC Funding Ltd., Series 2013-1A, Class E, 6.354%, 4/16/2025	12/24/2013	*	4,800,000	4,570,039	4,278,720
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 4.900%, 3/10/2047	2/28/2014	*	9,000,000	8,316,864	8,651,097

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.508%, 7/10/2024	7/17/2014		10,000,000	9,393,145	9,276,335
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.731%, 10/15/2021	2/11/2014		3,440,000	3,447,937	3,409,384
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.576%, 10/15/2045	9/23/2014		3,000,000	2,971,573	2,978,792
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.172%, 10/10/2046	8/7/2014		8,568,000	8,448,484	8,490,575
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.756%, 12/10/2023	10/14/2014		5,000,000	4,887,307	4,827,388
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.170%, 3/10/2046	6/4/2013		6,146,000	4,971,279	5,203,237
Commercial Mortgage Trust, Series 2014-CR14, Class D, 4.611%, 2/10/2047	5/13/2014		6,250,000	5,874,883	6,060,650
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.800%, 5/10/2047	4/29/2014	*	8,250,000	7,759,351	7,931,529
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.721%, 8/10/2047	10/6/2014		5,000,000	4,548,959	4,653,733
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047	9/18/2014		4,000,000	3,304,328	3,428,362
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.231%, 12/20/2035 (I/O)	3/6/2013		186,342,351	12,178,486	12,461,645
CountryWide Alternative Loan Trust, Series 2005-59R, Class A, 2.228%, 12/20/2035 (I/O)	10/14/2014		50,751,167	3,573,349	3,616,021
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.357%, 2/25/2050	11/21/2012	*	10,363,000	9,437,721	9,318,244
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037	9/22/2014		10,000,000	10,297,022	10,493,685
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.232%, 11/21/2022	5/8/2013		5,000,000	5,043,747	5,001,500
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.732%, 11/21/2022	5/15/2013	*	6,625,000	6,658,426	6,504,425
Deutsche Bank Securities Mortgage Trust, Series 2011-LC2A, Class D, 5.443%, 7/10/2044	9/5/2014		5,000,000	5,333,910	5,298,673

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Drug Royalty II LP, Series 2014-1, Class A2, 3.484%, 7/15/2023	6/18/2014		9,506,860	9,506,720	9,571,616
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.134%, 8/15/2025	5/31/2013	*	4,000,000	3,558,445	3,381,200
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.081%, 7/15/2025	7/19/2013	*	3,000,000	2,739,178	2,657,100
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.836%, 12/24/2023	2/20/2013		3,000,000	2,960,986	2,853,000
Finn Square CLO Ltd., Series 2012-1A, Class D, 5.286%, 12/24/2023	1/17/2014		4,600,000	4,437,656	4,213,140
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.081%, 10/19/2025	4/3/2014		7,750,000	7,395,775	7,278,025
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.381%, 10/19/2025	10/25/2013		5,000,000	4,480,616	4,345,500
FREMF Mortgage Trust, Series 2014-K36, Class C, 4.362%, 12/25/2046	2/6/2014	*	6,000,000	5,576,223	6,043,662
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.558%, 1/25/2047	3/12/2014	*	8,500,000	8,239,040	8,660,769
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.481%, 10/15/2023	12/6/2013		3,000,000	2,845,356	2,745,600
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class D, 4.855%, 11/10/2045	9/25/2014		3,690,000	3,706,990	3,644,143
GS Mortgage Securities Corp. II, Series 2014-GC20, Class D, 4.866%, 4/10/2047	3/27/2014		5,000,000	4,524,571	4,755,153
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.537%, 3/10/2044	8/20/2014		10,000,000	10,723,978	10,792,225
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.071%, 7/10/2046	9/26/2013		7,500,000	6,939,747	7,590,814
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.772%, 8/10/2023	8/14/2013		6,600,000	6,294,252	6,957,251
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.772%, 8/10/2023	8/14/2013	*	7,260,000	6,271,221	7,051,123
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.646%, 6/10/2047	6/5/2014		5,000,000	4,570,798	4,624,235
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.633%, 12/20/2024	6/26/2013		3,000,000	2,751,733	2,748,600
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044	7/22/2014		5,000,000	5,000,000	4,970,095

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

ING IM CLO Ltd., Series 2012-1RA, Class DR, 5.434%, 3/14/2022	3/6/2014		1,750,000	1,750,000	1,678,600
ING IM CLO Ltd., Series 2012-1RA, Class ER, 6.734%, 3/14/2022	3/6/2014		2,000,000	2,000,000	1,888,800
ING IM CLO Ltd., Series 2014-1A, Class D, 5.131%, 4/18/2026	2/5/2014		9,500,000	8,998,295	8,338,150
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.981%, 1/20/2021	11/26/2013		7,000,000	6,668,216	6,622,000
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 2.984%, 2/20/2022	7/18/2014		5,000,000	4,792,802	4,818,500
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.081%, 4/30/2023	4/3/2013	*	4,000,000	3,757,766	3,799,200
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.481%, 4/30/2023	5/13/2013	*	13,200,000	12,377,093	11,882,640
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.336%, 10/17/2025	9/2/2014		9,300,000	9,241,538	9,241,410
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.584%, 10/17/2025	9/2/2014		7,650,000	7,603,218	7,603,335
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 4.425%, 12/15/2047	9/23/2014		5,000,000	4,885,300	4,865,903
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.009%, 12/15/2046	1/7/2014	*	10,000,000	9,260,161	9,869,920
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.561%, 8/15/2046	8/2/2013		4,000,000	3,446,948	3,865,236
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.562%, 9/15/2047	8/7/2014		8,000,000	7,181,041	7,298,156
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.481%, 7/20/2024	5/6/2013		2,500,000	2,414,709	2,433,750
KVK CLO Ltd., Series 2012-1X, Class E, 6.481%, 7/15/2023	5/9/2013		3,700,000	3,720,664	3,590,110
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.481%, 1/15/2024	1/15/2013	*	9,000,000	8,737,935	8,730,900
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.302%, 2/15/2046	4/16/2014		10,000,000	9,157,211	9,563,380

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.159%, 5/15/2046	12/13/2013		6,500,000	5,524,750	6,095,447
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.834%, 2/15/2047	6/17/2014		7,500,000	7,093,188	7,237,571
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.898%, 4/15/2047	3/26/2014	*	15,000,000	13,758,157	14,386,868
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.758%, 6/15/2047	6/27/2014	*	10,500,000	9,938,859	9,907,459
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.731%, 1/23/2024	11/20/2012	*	5,050,000	4,864,026	4,968,190
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.024%, 6/2/2025	5/29/2013	*	4,000,000	3,598,626	3,562,400
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.534%, 8/13/2025	9/26/2013		25,000,000	24,828,406	24,877,500
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.234%, 8/13/2025	7/25/2013		4,000,000	3,833,831	3,833,600
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.731%, 1/15/2024	5/29/2013	*	6,300,000	6,282,569	5,797,890
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.834%, 11/14/2026	9/24/2014		8,500,000	8,420,265	8,420,270
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.081%, 3/20/2025	2/10/2014	*	8,000,000	7,093,158	6,764,800
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.375%, 10/18/2026	8/5/2014		10,600,000	10,600,000	10,433,580
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.625%, 10/18/2026	8/5/2014		7,000,000	7,000,000	6,873,300
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.734%, 5/15/2023	2/7/2013		3,000,000	3,022,662	3,000,000
Portola CLO Ltd., Series 2007-1A, Class E, 6.634%, 11/15/2021	4/15/2013		2,747,252	2,732,500	2,747,802
RAIT Trust, Series 2014-FL2, Class B, 2.303%, 5/13/2031	5/22/2014		650,000	645,524	642,146

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Regatta III Funding Ltd., Series 2014-1A, Class D, 5.131%, 4/15/2026	2/25/2014		4,375,000	4,046,221	3,774,313
Regatta V Funding Ltd., Series 2014-1A, Class D, 5.133%, 10/25/2026	10/8/2014		5,000,000	4,434,250	4,434,250
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.784%, 10/26/2024	11/7/2013		4,000,000	3,701,595	3,714,800
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.731%, 10/20/2023	10/2/2013		8,000,000	7,505,335	7,447,200
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.731%, 10/20/2023	10/2/2013		13,100,000	11,453,929	11,228,010
Saxon Asset Securities Trust, Series 2007-4, Class A2, 1.902%, 12/25/2037	10/15/2014		12,509,183	10,212,865	10,334,023
Shackleton CLO Ltd., Series 2012-1A, Class D, 4.985%, 8/14/2023	2/25/2013		6,000,000	6,034,045	6,000,000
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.031%, 4/15/2025	3/20/2013		3,000,000	2,830,084	2,836,500
SolarCity LMC LLC, Series 2014-1, Class A, 4.590%, 4/20/2044	4/2/2014	*	2,189,199	2,199,745	2,266,099
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 4.993%, 10/30/2026	9/19/2014		11,700,000	11,524,555	11,524,500
Sound Point CLO I Ltd., Series 2012-1A, Class D, 4.811%, 10/20/2023	5/6/2013		2,000,000	2,012,418	1,988,200
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 4.734%, 4/26/2025	5/6/2013	*	7,000,000	6,414,757	6,043,800
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 3.731%, 1/21/2026	10/21/2014		6,000,000	5,595,580	5,550,600
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.634%, 8/21/2026	7/18/2014		2,000,000	1,833,938	1,786,800
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.184%, 8/21/2026	7/18/2014		2,000,000	1,983,033	1,946,600
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042	8/17/2012	*	6,352,523	6,745,777	6,866,887
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043	11/21/2013	*	14,797,562	14,898,080	15,798,469
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.978%, 1/17/2026	11/14/2013		5,000,000	4,586,476	4,359,500
TICC CLO LLC, Series 2012-1A, Class D1, 5.985%, 8/25/2023	11/9/2012	*	7,000,000	6,966,908	6,890,100

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.152%, 12/10/2018	12/6/2013		2,000,000	2,000,000	2,012,500
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 4.984%, 4/25/2026	2/28/2014	*	8,000,000	7,125,911	6,833,600
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.890%, 5/10/2063	5/7/2013		7,000,000	5,889,270	6,259,379
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049	8/28/2013		3,500,000	3,459,805	3,755,301
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.500%, 12/10/2045	5/13/2013		5,000,000	4,142,244	4,325,665
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649%, 3/10/2046	7/2/2014		190,000	184,476	189,512
Venture CDO Ltd., Series 2012-11A, Class E, 6.733%, 11/14/2022	4/17/2013		1,500,000	1,500,000	1,469,550
Venture X CLO Ltd., Series 2012-12A, Class E, 5.538%, 2/28/2024	5/20/2013	*	10,000,000	9,765,624	9,239,000
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.833%, 7/24/2024	8/13/2013		3,000,000	2,836,022	2,798,700
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.133%, 7/24/2024	8/13/2013		3,200,000	2,897,600	2,815,680
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.728%, 7/17/2024	5/20/2013		10,200,000	10,292,592	10,040,880
Voya CLO Ltd., Series 2014-3A, Class D, 5.229%, 7/25/2026	7/10/2014		2,000,000	1,821,780	1,753,200
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.681%, 4/20/2026	4/11/2014		5,000,000	4,787,656	4,688,000
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.081%, 4/20/2026	4/11/2014		5,000,000	4,629,328	4,383,500
West CLO Ltd., Series 2012-1A, Class D, 6.733%, 10/30/2023	5/6/2013		5,000,000	5,029,198	4,898,000
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.245%, 6/15/2044	8/29/2014		8,704,568	9,159,200	9,142,273
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.803%, 11/15/2045	12/6/2013	*	9,000,000	8,154,795	8,908,349

Angel Oak Multi-Strategy Income Fund

Related Notes to the Schedule of Investments - continued

October 31, 2014

(Unaudited)

WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.001%, 6/15/2046	7/25/2014	8,470,000	7,874,008	7,879,709
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 4.984%, 9/15/2046	1/3/2014	4,000,000	3,633,158	3,973,436
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.127%, 12/15/2046	6/17/2014	8,229,000	8,003,950	8,203,852
Wind River CLO Ltd., Series 2012-1A, Class D, 5.231%, 1/15/2024	4/18/2013	4,000,000	4,009,672	4,002,400
Wind River CLO Ltd., Series 2012-1A, Class E, 5.481%, 1/15/2024	12/13/2013	5,000,000	4,725,164	4,572,000

TOTAL				$864,345,781

*	The security was purchased on multiple dates with the initial purchase date shown.

Golub Group Equity Fund

Schedule of Investments

October 31, 2014 (Unaudited)

	Principal Amount or Shares	Fair Value
Common Stocks — 91.27%
Consumer Discretionary — 3.45%
General Motors Co.	51,950	$1,631,230

Consumer Staples — 10.64%
Anheuser-Busch InBev NV ADR	8,575	951,654
Coca-Cola Co./The	33,950	1,421,826
Diageo PLC ADR	9,265	1,092,992
PepsiCo, Inc.	16,225	1,560,358

		5,026,830

Energy — 5.35%
Devon Energy Corp.	21,225	1,273,500
National Oilwell Varco, Inc.	17,215	1,250,498

		2,523,998

Financials — 23.92%
American International Group, Inc.	26,050	1,395,499
Bank of America Corp.	148,900	2,555,124
Bank of New York Mellon Corp./The	51,800	2,005,696
Berkshire Hathaway, Inc. - Class B *	14,925	2,091,888
Citigroup, Inc.	38,465	2,059,031
Wells Fargo & Co.	22,350	1,186,562

		11,293,800

Health Care — 10.21%
C.R. Bard, Inc.	6,300	1,033,011
Hospira, Inc. *	16,710	897,327
Johnson & Johnson	13,050	1,406,529
Teva Pharmaceutical Industries Ltd. ADR	26,300	1,485,161

		4,822,028

Industrials — 13.80%
Deere & Co.	8,260	706,560
FedEx Corp.	6,550	1,096,470
General Electric Co.	71,885	1,855,352
Northrop Grumman Corp.	7,270	1,002,969
United Parcel Service, Inc. - Class B	6,298	660,723
United Technologies Corp.	11,165	1,194,655

		6,516,729

Information Technology — 21.07%
Apple, Inc.	14,340	1,548,720
eBay, Inc. *	25,645	1,346,363
Fiserv, Inc. *	23,650	1,643,202
Google, Inc. - Class A *	2,320	1,317,458
Google, Inc. - Class C *	1,050	587,034
Microsoft Corp.	44,450	2,086,927
QUALCOMM, Inc.	18,105	1,421,424

		9,951,128

Materials — 2.83%
Owens-Illinois, Inc. *	51,795	1,334,757

Total Common Stocks (Cost $31,640,650)		43,100,500

See accompanying notes which are an integral part of this schedule of investments.

Money Market Securities — 8.74%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.08% (a)	4,129,122	4,129,122

Total Money Market Securities (Cost $4,129,123)		4,129,122

Total Investments – 100.01% (Cost $35,769,773)		47,229,622

Liabilities in Excess of Other Assets – (0.01)%		(4,713)

TOTAL NET ASSETS – 100.00%		$47,224,909

(a)	Rate disclosed is the seven day yield as of October 31, 2014.
*	Non-income producing security.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of this schedule of investments.

At October 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$11,560,941
Gross (Depreciation)	(101,611)

Net Appreciation (Depreciation) on Investments	$11,459,330

At October 31, 2014, the aggregate cost of securities for federal income tax purposes was $35,770,292 for the Golub Group Equity Fund.

Golub Group Equity Fund

Notes to the Schedule of Investments

October 31, 2014

(Unaudited)

The Golub Group Equity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are generally recorded as soon as such information becomes available. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establish a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when Golub Group, LLC (the “Adviser”) believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Valued Adviser Trust (the “Trust”) good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$43,100,500	$—	$—	$43,100,500
Money Market Securities	4,129,122	—	—	4,129,122

Total	$47,229,622	$—	$—	$47,229,622

*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended October 31, 2014. The Fund did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Valued Advisers Trust

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 12/23/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date 12/23/2014

By	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date 12/23/2014